COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

12. COMMITMENTS AND CONTINGENCIES

Leases

Future minimum lease payments at December 31, 2015 under noncancelable operating leases with initial lease terms in excess of one year were as follows (in thousands):

	Year Ending December 31,
	Total	2016	2017	2018	2019	2020
Noncancelable operating leases	$ 6,383	$ 2,112	$ 1,437	$ 1,019	$ 1,027	$ 788

The Company leases certain office space, data centers, and office equipment under operating leases expiring at various periods through 2020. Certain of the Company’s operating leases include rent holidays, as well as rent escalation provisions. The Company records rent expense on a straight-line basis over the lease term. Rent expense under operating leases for the years ended December 31, 2015, 2014 and 2013 was $2.0 million, $4.5 million and $6.5 million, respectively.

Letters of Credit

Letters of credit are maintained pursuant to certain of the Company’s lease arrangements and contractual obligations. The amounts of letters of credit are subject to change based on the terms of the related agreements. Certificates of deposit totaling $0.5 million and $0.6 million at December 31, 2015 and 2014, respectively, were maintained by the Company in connection with certain of these letters of credit and were included in other current assets and other assets in the consolidated balance sheets. Commitments under letters of credit at December 31, 2015 were scheduled to expire as follows (in thousands):

		Year Ending December 31,
	Total	2016	2017	2018	2019	2020	Thereafter
Letters of credit	$ 465	$—	$—	$—	$—	$—	$ 465

Other Commitments

At December 31, 2015, the Company had $1.2 million of purchase obligations and $1.3 million of other liabilities. At December 31, 2015, the Company had liabilities for uncertain tax positions totaling $4.8 million, of which $1.3 million, at December 31, 2015, was expected to be due in less than one year and is included in the $1.3 million of other liabilities discussed above. The Company is not able to reasonably estimate when or if cash payments for long-term liabilities related to uncertain tax positions will occur.

In the ordinary course of business, the Company may provide indemnifications of varying scope and terms to customers, vendors, lessors, sureties and insurance companies, business partners, and other parties with respect to certain matters, including, but not limited to, losses arising out of the Company’s breach of such agreements, services to be provided by the Company, or from intellectual property infringement claims made by third parties. In addition, the Company has entered into indemnification agreements with the Company’s directors and certain of the Company’s officers and employees that will require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors, officers or employees. The Company has also agreed to indemnify certain former officers, directors and employees of acquired companies in connection with the acquisition of such companies. The Company maintains director and officer insurance, which may cover certain liabilities, including those arising from the Company’s obligation to indemnify its directors and certain of its officers and employees, and former officers, directors and employees of acquired companies, in certain circumstances.

It is not possible to determine the maximum potential amount of exposure under these indemnification agreements due to the limited history of prior indemnification claims and the unique facts and circumstances involved in each particular agreement. Such indemnification agreements may not be subject to maximum loss clauses.

Legal Matters

In June 2011, Memory Lane, Inc., a California corporation, filed a complaint in United States District Court, Central District of California, against Classmates International, Inc., Classmates Online, Inc. and Classmates, Inc. (then known as Memory Lane, Inc.) (“Classmates”), alleging false designation of origin under the Lanham Act, 15 U.S.C. section 1125, and state and common law unfair competition. The complaint included requests for an award of damages and for preliminary and permanent injunctive relief. Notwithstanding the request for preliminary injunctive relief, no motion for such relief was filed. Classmates responded to the complaint in September 2011. In October 2011, the plaintiff amended its complaint to, among other things, dismiss Classmates International, Inc. and add United Online, Inc. as a defendant. In February 2014, the jury issued a verdict for the defendants, concluding that the defendants did not infringe plaintiff’s trademark and the court entered judgment in favor of the defendants. In March 2014, plaintiff filed a notice of appeal of the judgment in favor of defendants. The plaintiff’s appeal brief was filed in November 2014. Classmates’ opposition brief was filed in December 2014. Plaintiff’s reply brief was filed in March 2015. Classmates’ reply brief was filed in April 2015 and oral arguments on the appeal are scheduled for March 2016.

In 2010, Classmates, Inc., and Florists’ Transworld Delivery, Inc. and FTD.COM Inc. (together, the “FTD Parties”) received subpoenas from the Attorney General for the State of Kansas and the Attorney General for the State of Maryland, respectively. These subpoenas were issued on behalf of a Multistate Work Group that consists of the Attorneys General for the following states: Alabama, Alaska, Delaware, Florida, Idaho, Illinois, Kansas, Maine, Maryland, Michigan, Nebraska, New Mexico, New Jersey, North Dakota, Ohio, Oregon, Pennsylvania, South Dakota, Texas, Vermont, Washington and Wisconsin (the “Multistate Work Group”). The inquiry concerned certain post-transaction sales practices in which these companies previously engaged with certain third-party vendors and certain auto-renewal practices of Classmates, Inc. In May 2015, Classmates, Inc. and the FTD Parties entered into settlement agreements with each member of the Multistate Work Group. Under the terms of the settlement agreements, Classmates, Inc. and the FTD Parties denied all wrong-doing and agreed to certain injunctive relief and to two areas of monetary relief: (1) a payment from Classmates, Inc. and the FTD Parties in the aggregate amount of $8 million to be distributed amongst the states in the Multistate Work Group (with approximately $5.18 million to be paid by Classmates, Inc. and approximately $2.82 million to be paid by the FTD Parties); and (2) Classmates, Inc. funding a $3 million restitution program covering eligible consumers in the states in the Multistate Work Group, with any restitution not paid to consumers being paid to such states. The Classmates, Inc. portion of the payments described above relating to the settlement agreements was paid by Classmates, Inc. in July 2015. In October 2015, the Company received insurance proceeds in the amount of $4.2 million related to the Multistate Work Group inquiry and accompanying legal fees. Of this amount, $2.8 million was allocated to United Online, Inc. and $1.4 million was allocated to FTD, which was remitted to FTD in October 2015.

The Company cannot predict the outcome of these or any other legal actions or governmental investigations or their potential implications for its business. In addition, the Company, at times, has negotiated resolutions related to certain legal actions and governmental investigations. There are no assurances that additional legal actions or governmental investigations will not be instituted in connection with the Company’s current or former business practices.

The Company records a liability when it believes that it is both probable that a loss will be incurred, and the amount of loss can be reasonably estimated. The Company evaluates, at least quarterly, developments in its legal matters that could affect the amount of liability that has been previously accrued, and makes adjustments as appropriate. Significant judgment is required to determine both probability and the estimated amount. The Company may be unable to estimate a possible loss or range of possible loss due to various reasons, including, among others: (i) if the damages sought are indeterminate; (ii) if the proceedings are in early stages; (iii) if there is uncertainty as to the outcome of pending appeals, motions, or settlements; (iv) if there are significant factual issues to be determined or resolved; and (v) if there are novel or unsettled legal theories presented. In such instances, there is considerable uncertainty regarding the ultimate resolution of such matters, including a possible eventual loss, if any. At December 31, 2015, the Company had reserves totaling $0.1 million for estimated losses related to legal matters. With respect to the legal matters described above that are ongoing, the Company has determined, based on its current knowledge, that the amount of possible loss or range of loss, including any reasonably possible losses in excess of amounts already accrued, is not reasonably estimable. However, legal matters are inherently unpredictable and subject to significant uncertainties, some of which are beyond the Company’s control. As such, even though the Company intends to vigorously defend itself with respect to its legal matters, there can be no assurance that the final outcome of these matters will not materially and adversely affect the Company’s business, financial condition, results of operations, or cash flows.